Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 187,961	$ 172,732
Accounts receivable	13,037	5,643
Inventories	133,557	138,890
Prepaids	7,922	8,179
Other financial assets	2,409	27,795
Total current assets	344,886	353,239
Property, plant and equipment	2,045,452	1,770,102
Inventories	54,030	39,586
Other financial assets	957	959
Deferred tax assets	21,511	25,226
Goodwill	5,651	5,931
Total assets	2,472,487	2,195,043
Current liabilities
Accounts payable and accrued liabilities	100,273	129,927
Current portion of long-term debt	35,697	32,853
Current portion of deferred revenue	15,313	13,666
Current portion of Cariboo consideration payable	23,597	16,447
Interest payable	9,409	9,890
Current income tax payable	3,498	4,053
Current portion of Florence financings	13,058	0
Other financial liabilities	29,165	0
Total current liabilities	230,010	206,836
Long-term debt	711,299	764,355
Cariboo consideration payable	132,006	129,421
Deferred revenue	82,617	77,327
Florence royalty obligation	107,599	84,383
Florence copper stream	91,501	67,813
Provision for environmental rehabilitation	155,651	169,570
Deferred tax liabilities	158,846	183,964
Other financial liabilities	24,295	8,152
Total liabilities	1,693,824	1,691,821
EQUITY
Share capital	800,489	529,413
Contributed surplus	62,653	57,786
Non-controlling interest	1	0
Accumulated other comprehensive income ("AOCI")	23,228	52,845
Deficit	(107,708)	(136,822)
Total equity	778,663	503,222
Total equity and liabilities	$ 2,472,487	$ 2,195,043